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                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES


                       STATEMENT OF ADDITIONAL INFORMATION


                              DATED: July 28, 2006

                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUND
                        LEHMAN BROTHERS PRIME MONEY FUND
                       LEHMAN BROTHERS U.S. TREASURY FUND

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 800-877-9700

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     Lehman Brothers INSTITUTIONAL LIQUIDITY Fund, Lehman Brothers PRIME MONEY Fund and Lehman Brothers U.S. TREASURY FUND (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated July 28, 2006. Lehman Brothers INSTITUTIONAL LIQUIDITY Fund, Lehman Brothers PRIME MONEY Fund, and Lehman Brothers U.S. TREASURY Fund each invests all of its net investable assets in Institutional Liquidity Portfolio, Prime Portfolio and U.S. Treasury Portfolio (each a "Portfolio"), respectively, each a series of Institutional Liquidity Trust.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Funds' Prospectus.

     The Funds' Prospectus provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     (C) 2006 Lehman Brothers. All rights reserved.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION.........................................................1

     Investment Policies and Limitations.......................................1

     Additional Investment Information.........................................4

CERTAIN RISK CONSIDERATIONS...................................................15

PERFORMANCE INFORMATION.......................................................15

     Yield Calculations.......................................................15

TRUSTEES AND OFFICERS.........................................................15

     Information about the Board of Trustees..................................16

     Information about the Officers of the Trust..............................22

     Ownership of Securities..................................................30

     Independent Fund Trustees Ownership of Securities........................31

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................31

     Investment Manager and Administrator.....................................31

     Management and Administration Fees.......................................32

     Waivers and Reimbursements...............................................33

     Sub-Adviser..............................................................34

     Investment Companies Managed.............................................35

     Codes of Ethics..........................................................37

     Management and Control of NB Management and Lehman Brothers Asset
     Management...............................................................37

DISTRIBUTION ARRANGEMENTS.....................................................38

     Distributor..............................................................38

ADDITIONAL PURCHASE INFORMATION...............................................40

     Share Prices and Net Asset Value.........................................40

ADDITIONAL EXCHANGE INFORMATION...............................................40

ADDITIONAL REDEMPTION INFORMATION.............................................41

     Suspension of Redemptions................................................41

     Redemptions in Kind......................................................41

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................41

ADDITIONAL TAX INFORMATION....................................................42

     Taxation of the Funds....................................................42

     Taxation of the Portfolios...............................................43

     Taxation of the Funds' Shareholders......................................44

VALUATION OF PORTFOLIO SECURITIES.............................................45

PORTFOLIO TRANSACTIONS........................................................45

     Portfolio Holdings Disclosure Policy.....................................47

     Portfolio Holdings Disclosure Procedures.................................48

     Portfolio Holdings Approved Recipients...................................48

     Expense Offset Arrangement...............................................50

     Proxy Voting.............................................................50

REPORTS TO SHAREHOLDERS.......................................................51

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................51

     The Funds................................................................51

     The Portfolios...........................................................52

CUSTODIAN AND TRANSFER AGENT..................................................53

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................53

LEGAL COUNSEL.................................................................54

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................54

REGISTRATION STATEMENT........................................................55

FINANCIAL STATEMENTS..........................................................55

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION

     Each Fund is a separate operating series of Lehman Brothers Institutional Liquidity Series ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of each Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of each Fund. (The Trust and Master Trust are together referred to below as the "Trusts.") Each Portfolio is advised by NB Management and sub-advised by Lehman Brothers Asset Management Inc. ("Lehman Brothers Asset Management").

     The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of the Master Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or Portfolio may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

     (2) a majority of the outstanding shares of the Fund or Portfolio.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, a Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

     Each Fund has the following fundamental investment policy, to enable it to invest in a Portfolio:

          Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of each Portfolio, it applies equally to each corresponding Fund.

     A Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio. If events subsequent to a transaction result in a Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The following investment policies and limitations are fundamental and apply to each Portfolio unless otherwise indicated:

              1. BORROWING. The Portfolio may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, the Portfolio may borrow from any person for temporary purposes in an amount not exceeding 5% of the Portfolio's total assets at the time the loan is made.

              2. COMMODITIES. The Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

              3. DIVERSIFICATION. The Portfolio may not with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Portfolio is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

              4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Portfolio normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government and Agency Securities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

              5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations,
          (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

              6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

              7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

              8. UNDERWRITING. No Portfolio may engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

     The following investment policies and limitations are non-fundamental and apply to each Portfolio unless otherwise indicated:

              1. INVESTMENTS IN ANY ONE ISSUER. No Portfolio may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

              2. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

              3. BORROWING. No Portfolio will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

              4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

              5. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.

Additional Investment Information
---------------------------------

     Each Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal investment strategies are discussed in the Prospectus. A Fund may not buy all of the types of securities or use all of the investment techniques that are described.

     FINANCIAL SERVICES OBLIGATIONS. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the Institutional Liquidity Portfolio and Prime Portfolio normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

     CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Portfolio invests typically are not covered by deposit insurance.

     POLICIES AND LIMITATIONS. Institutional Liquidity Portfolio and Prime Portfolio normally will invest more than 25% of their respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

     LEVERAGE. A Portfolio may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Portfolio's net asset value ("NAV"). Although the principal of such borrowings will be fixed, a Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Portfolio's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

     POLICIES AND LIMITATIONs. Each Portfolio may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). However, as an operating policy, a Portfolio will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

     A Portfolio may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

     FIXED INCOME SECURITIEs. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Some debt securities in which a Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk").

      RATINGS OF FIXED INCOME SECURITIES.

     As discussed in the Prospectus, each Portfolio may purchase securities rated by S&P, Moody's, or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Portfolio may rely on the ratings of any NRSRO, a Portfolio mainly refers to ratings assigned by S&P, Moody's and Fitch, which are described in Appendix A. A Portfolio may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which a Portfolio may permissibly invest.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Portfolio, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Portfolio. Lehman Brothers Asset Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

     DURATION AND MATURITY

     Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

     Each Portfolio has a policy of investing in instruments with maturities of 397 days or less with the exception of variable rate U.S. Government securities, which will be limited to a final maturity of 762 days at the time of purchase. For purposes of complying with this policy, a Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits a Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Institutional Liquidity Portfolio and the U.S. Treasury Portfolio are required to maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Prime Portfolio has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

     U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

     POLICIES AND LIMITATIONS. The U.S. Treasury Portfolio may invest 20% or more of its total assets in U.S. Government and Agency Securities. The Institutional Liquidity Portfolio and Prime Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman Brothers Asset Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

     POLICIES AND LIMITATIONS. Each Portfolio may invest up to 10% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Portfolio may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

     SECURITIES LOANS. Each Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with a Portfolio. A Portfolio may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. A Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Portfolios can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Portfolios also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

     POLICIES AND LIMITATIONS. In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, a Portfolio does not currently intend to invest more than 20% of its total assets in securities lending transactions. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Fund Trustees. A Portfolio does not count the collateral for purposes of any investment policy or limitation that requires that Portfolio to invest specific percentages of its assets in accordance with its principal investment program.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, a Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by each Portfolio to purchase securities that will be issued at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Portfolio to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's NAV starting on the date of the agreement to purchase the securities. Because a Portfolio has not yet paid for the securities, this produces an effect similar to leverage. A Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

     POLICIES AND LIMITATIONS. A Portfolio will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. Commitments will not exceed 90 days. A Portfolio may realize capital gains or losses in connection with these transactions.

     When a Portfolio purchases securities on a when-issued or delayed delivery basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, Lehman Brothers Asset Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Portfolio's and Fund's NAVs and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio. Lehman Brothers Asset Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

     A Portfolio's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Portfolio generally will enter into a reverse repurchase agreement only if Lehman Brothers Asset Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Portfolio receives a large-scale redemption near 3:00 p.m. Eastern time for U.S. Treasury Portfolio or near 5:00 p.m. Eastern time for Institutional Liquidity Portfolio and Prime Portfolio .

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of a Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Portfolio's obligations under the agreement. A Portfolio may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, a Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

     BANKING  AND  SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Portfolio invests typically are not covered by deposit insurance.

     A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     POLICIES AND LIMITATIONS. Each Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

     For purposes of determining its dollar-weighted average maturity, a Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, a Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Lehman Brothers Asset Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     FUNDING AGREEMENTS. Each Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

     POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, each Portfolio may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

     EXTENDIBLE SECURITIES. Each Portfolio may invest in extendible securities including Extendible Commercial Notes ("ECNs"), Extendible Medium-Term Notes ("XMTNs"), Trust Liquidity Notes ("TLNs") and Secured Liquidity Notes ("SLNs"). ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on Initial Redemption Date (the equivalent of a commercial paper maturity). Investors receive a premium for giving the issuer the option to extend the maturity and a stepped-up coupon if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper. XMTNs are short-term securities with the majority having a one month floating rate coupon. Each month the investor has the option to put the security back to the issuer creating an extended 390-day maturity. If the security is not put back to the issuer it is rolled over every month with a 3-10 year stated final maturity. Investors receive a stepped-up coupon each year the security is held. XMTNs carry the same credit rating(s) as the issuer's commercial paper. TLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. TLNs are backed by a single asset, typically credit cards, and are supported by third-party liquidity. Upon extension, the investor receives a stepped-up coupon and the trust goes into early amortization with any payments to the trust flowing to the TLN investor. SLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. SLNs are backed by a diverse set of assets and are supported by a market value or total return swap which eliminates market value and liquidity risks associated with the assets. The market value swap makes up any difference between the sale of non-delinquent/non-defaulted collateral and the amount needed to repay to the investors. The total rate of return swap provides both liquidity support and credit risk coverage to the investors. Upon extension, the investor receives a stepped-up coupon and the assets backing the SLNs are auctioned off with the proceeds flowing to the SLN investor.

     LOAN PARTICIPATIONS. Each Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolios may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, a Portfolio may be subject to delays, expenses and risks that are greater than if the Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Portfolio are generally regarded as illiquid.

     MONEY MARKET FUNDS. Each Portfolio may invest up to 10% of its total assets in the securities of other money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Portfolio to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     POLICIES AND LIMITATIONS. For cash management purposes, each Portfolio may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Otherwise, a Portfolio's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in all investment companies in the aggregate.

     ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to each Portfolio's quality, maturity, and duration standards.

     MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities or the securities of particular issuers.

     POLICIES  AND   LIMITATIONS.   Each   Portfolio  may  invest  in  municipal
obligations that otherwise meet its criteria for quality and maturity.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Portfolio service providers and the Portfolios' operations.

     CALL RISK. Some debt securities in which a Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Portfolio holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Portfolio would have to reinvest the proceeds from the called security at the current, lower rates.

                           CERTAIN RISK CONSIDERATIONS

     A Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that each Portfolio will achieve its investment objective.

                             PERFORMANCE INFORMATION

     Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield Calculations
------------------

     Each of the Funds may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The EFFECTIVE YIELD of the Funds is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                       365/7
            Effective Yield = [(Base Period Return + 1)     ] - 1.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------

                                                                                Number of
                                                                              Portfolios in    Other Directorships
                          Position and                                         Fund Complex      Held Outside Fund
Name, Age, and           Length of Time                                        Overseen by        Complex by Fund
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------

---------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------------
John Cannon (76)         Trustee since    Consultant; formerly, Chairman,           50         Independent Trustee
                              2004        CDC Investment Advisers                              or Director of three
                                          (registered investment adviser),                     series of
                                          1993 to January 1999; formerly,                      Oppenheimer Funds:
                                          President and Chief Executive                        Limited Term New
                                          Officer, AMA Investment                              York Municipal Fund,
                                          Advisors, an affiliate of the                        Rochester Fund
                                          American Medical Association.                        Municipals, and
                                                                                               Oppenheimer
                                                                                               Convertible
                                                                                               Securities Fund
                                                                                               since 1992.

---------------------------------------------------------------------------------------------------------------------
Faith Colish (70)        Trustee since    Counsel, Carter Ledyard &                 50         Advisory Director,
                              2004        Milburn LLP (law firm) since                         ABA Retirement Funds
                                          October 2002; formerly,                              (formerly, American
                                          Attorney-at-Law and President,                       Bar Retirement
                                          Faith Colish, A Professional                         Association (ABRA))
                                          Corporation, 1980 to 2002.                           since 1997
                                                                                               (not-for-profit
                                                                                               membership
                                                                                               association).

---------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (68)      Trustee since    President, C.A. Harvey                    50         Formerly, President,
                              2004        Associates since October 2001;                       Board of Associates
                                          formerly, Director, AARP, 1978                       to The National
                                          to December 2001.                                    Rehabilitation
                                                                                               Hospital's Board of
                                                                                               Directors, 2001 to
                                                                                               2002; formerly,
                                                                                               Member, Individual
                                                                                               Investors Advisory
                                                                                               Committee to the New
                                                                                               York Stock Exchange
                                                                                               Board of Directors,
                                                                                               1998 to June 2002.



                                                                                Number of
                                                                              Portfolios in    Other Directorships
                          Position and                                         Fund Complex      Held Outside Fund
Name, Age, and           Length of Time                                        Overseen by        Complex by Fund
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------

---------------------------------------------------------------------------------------------------------------------
Barry Hirsch (73)        Trustee since    Attorney-at-Law; formerly,                50         None.
                              2004        Senior Counsel, Loews
                                          Corporation (diversified financial
                                          corporation), May 2002 to April 2003;
                                          formerly, Senior Vice President,
                                          Secretary and General Counsel, Loews
                                          Corporation.

---------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (78)    Trustee since    Marcus Nadler Professor Emeritus          50         Director, The Caring
                              2004        of Finance and Economics, New                        Community
                                          York University Stern School of                      (not-for-profit);
                                          Business; formerly, Executive                        formerly, Director,
                                          Secretary-Treasurer, American                        DEL Laboratories,
                                          Finance Association, 1961 to                         Inc. (cosmetics and
                                          1979.                                                pharmaceuticals),
                                                                                               1978 to 2004;
                                                                                               formerly, Director,
                                                                                               Apple Bank for
                                                                                               Savings, 1979 to
                                                                                               1990; formerly,
                                                                                               Director, Western
                                                                                               Pacific Industries,
                                                                                               Inc., 1972 to 1986
                                                                                               (public company).

---------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (69)    Trustee since    Retired; formerly, Vice                   50         Director,
                              2004        President and General Counsel,                       Webfinancial
                                          WHX Corporation (holding                             Corporation (holding
                                          company), 1993 to 2001.                              company) since
                                                                                               December 2002;
                                                                                               formerly, Director
                                                                                               WHX Corporation
                                                                                               (holding company),
                                                                                               January 2002 to June
                                                                                               2005; formerly,
                                                                                               Director, State
                                                                                               Theatre of New
                                                                                               Jersey
                                                                                               (not-for-profit
                                                                                               theater), 2000 to
                                                                                               2005; formerly,
                                                                                               Director, Kevlin
                                                                                               Corporation
                                                                                               (manufacturer of
                                                                                               microwave and other
                                                                                               products).
-------------------------------------------------------------------------------------------------------------------

                                                                                Number of
                                                                              Portfolios in    Other Directorships
                          Position and                                         Fund Complex      Held Outside Fund
Name, Age, and           Length of Time                                        Overseen by        Complex by Fund
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------

---------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (77)   Trustee since    Formerly, Member, Investment              50         Director, Legg
                              2004        Policy Committee, Edward Jones,                      Mason, Inc.
                                          1993 to 2001; President,                             (financial services
                                          Securities Industry Association                      holding company)
                                          ("SIA") (securities industry's                       since 1993;
                                          representative in government                         formerly, Director,
                                          relations and regulatory matters                     Boston Financial
                                          at the federal and state                             Group (real estate
                                          levels),  1974 to 1992; Adviser                      and tax shelters),
                                          to SIA, November 1992 to                             1993 to 1999.
                                          November 1993.

---------------------------------------------------------------------------------------------------------------------
William E. Rulon (73)    Trustee since    Retired; formerly, Senior Vice            50         Formerly, Director,
                              2004        President, Foodmaker, Inc.                           Pro-Kids Golf and
                                          (operator and franchiser of                          Learning Academy
                                          restaurants) until January 1997.                     (teach golf and
                                                                                               computer usage to
                                                                                               "at risk" children),
                                                                                               1998 to 2006;
                                                                                               formerly, Director,
                                                                                               Prandium, Inc.
                                                                                               (restaurants), March
                                                                                               2001 to  July 2002.

---------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (74)   Trustee since    Founding General Partner, Oxford          50         None.
                              2004        Partners and Oxford Bioscience
                                          Partners (venture capital investing)
                                          and President, Oxford Venture
                                          Corporation since 1981.

---------------------------------------------------------------------------------------------------------------------

                                                                                Number of
                                                                              Portfolios in    Other Directorships
                          Position and                                         Fund Complex      Held Outside Fund
Name, Age, and           Length of Time                                        Overseen by        Complex by Fund
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------

Tom D. Seip (56)         Trustee since    General Partner, Seip                     50         Director, H&R Block,
                           2004; Lead     Investments LP (a private                            Inc. (financial
                          Independent     investment partnership);                             services company)
                            Trustee       formerly, President and CEO,                         since May 2001;
                         beginning 2006   Westaff, Inc. (temporary                             Director, America
                                          staffing), May 2001 to January                       One Foundation since
                                          2002; formerly, Senior Executive                     1998; formerly,
                                          at the Charles Schwab                                Director, Forward
                                          Corporation, 1983 to 1999,                           Management, Inc.
                                          including Chief Executive                            (asset management
                                          Officer, Charles Schwab                              company), 1999 to
                                          Investment Management, Inc. and                      2006; formerly
                                          Trustee, Schwab Family of Funds                      Director, E-Bay
                                          and Schwab Investments, 1997 to                      Zoological Society,
                                          1998, and Executive Vice                             1999 to 2003;
                                          President-Retail Brokerage,                          formerly, Director,
                                          Charles Schwab Investment                            General Magic (voice
                                          Management,1994 to 1997.                             recognition
                                                                                               software), 2001 to
                                                                                               2002; formerly,
                                                                                               Director, E-Finance
                                                                                               Corporation (credit
                                                                                               decisioning
                                                                                               services), 1999 to
                                                                                               2003; formerly,
                                                                                               Director,
                                                                                               Save-Daily.com
                                                                                               (micro investing
                                                                                               services), 1999 to
                                                                                               2003.

---------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                              Portfolios in    Other Directorships
                          Position and                                         Fund Complex      Held Outside Fund
Name, Age, and           Length of Time                                        Overseen by        Complex by Fund
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
Candace L. Straight      Trustee since    Private investor and consultant           50         Director, National
(58)                          2004        specializing in the insurance                        Atlantic Holdings
                                          industry; formerly, Advisory                         Corporation
                                          Director, Securitas Capital LLC                      (property and
                                          (a global private equity                             casualty insurance
                                          investment firm dedicated to                         company) since 2004;
                                          making investments in the                            Director, The
                                          insurance sector), 1998 to                           Proformance
                                          December 2003.                                       Insurance Company
                                                                                               (personal lines
                                                                                               property and
                                                                                               casualty insurance
                                                                                               company) since March
                                                                                               2004; formerly,
                                                                                               Director, Providence
                                                                                               Washington Insurance
                                                                                               Company (property
                                                                                               and casualty
                                                                                               insurance company),
                                                                                               December 1998 to
                                                                                               March 2006;
                                                                                               formerly, Director,
                                                                                               Summit Global
                                                                                               Partners (insurance
                                                                                               brokerage firm, 2000
                                                                                               to 2005.

Peter P. Trapp (61)      Trustee since    Regional Manager for                      50         None.
                              2004        Mid-Southern Region, Ford Motor
                                          Credit Company since September
                                          1997; formerly, President, Ford
                                          Life Insurance Company, April
                                          1995 to August 1997.

--------------------------------------------------------------------------------------------------------------------


                                                                                Number of
                                                                              Portfolios in    Other Directorships
                          Position and                                         Fund Complex      Held Outside Fund
Name, Age, and           Length of Time                                        Overseen by        Complex by Fund
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------

--------------------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
---------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (65)     President and    Executive Vice President and              50         Director, Dale
                         Trustee since    Chief Investment Officer,                            Carnegie and
                              2004        Neuberger Berman Inc. (holding                       Associates, Inc.
                                          company) since 2002 and 2003,                        (private company)
                                          respectively; Managing Director                      since 1998;
                                          and Chief Investment Officer,                        Director, Solbright,
                                          Neuberger Berman since December                      Inc. (private
                                          2005 and 2003, respectively;                         company) since 1998.
                                          formerly, Executive Vice
                                          President, Neuberger Berman,
                                          December 2002 to 2005; Director
                                          and Chairman, NB Management
                                          since December 2002; formerly,
                                          Executive Vice President,
                                          Citigroup Investments, Inc.,
                                          September 1995 to February 2002;
                                          formerly, Executive Vice
                                          President, Citigroup Inc.,
                                          September 1995 to February 2002.

-------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (47)  Chairman of the   Executive Vice President,                 50         Director and Vice
                          Board, Chief    Neuberger Berman Inc. (holding                       President,
                           Executive      company) since 1999; Head of                         Neuberger & Berman
                          Officer and     Neuberger Berman Inc.'s Mutual                       Agency, Inc. since
                         Trustee since    Funds Business (since 1999) and                      2000; formerly,
                              2004        Institutional Business (1999 to                      Director, Neuberger
                                          October 2005); responsible for                       Berman Inc. (holding
                                          Managed Accounts Business and                        company), October
                                          intermediary distribution since                      1999 to March 2003;
                                          October 1999; President and                          Trustee, Frost
                                          Director, NB Management since                        Valley YMCA;
                                          1999; Managing Director,                             Trustee, College of
                                          Neuberger Berman since 2005;                         Wooster.
                                          formerly, Executive Vice
                                          President, Neuberger Berman,
                                          1999 to December 2005; formerly,
                                          Principal, Neuberger Berman,
                                          1997 to 1999; formerly, Senior
                                          Vice President, NB Management,
                                          1996 to 1999.
----------------------- ----------------- ---------------------------------- ----------------- ----------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     (4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

     * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Neuberger Berman.

Information about the Officers of the Trust
-------------------------------------------

Name, Age, and Address (1)                    Position and Length of                   Principal Occupation(s) (3)
--------------------------                    -----------------------                  ---------------------------
                                                 Time Served (2)
                                                 ---------------
Andrew B. Allard (44)                     Anti-Money Laundering Compliance    Senior Vice President, Neuberger Berman
                                                 Officer since 2004           since 2006; Deputy General Counsel,
                                                                              Neuberger Berman since 2004; formerly,
                                                                              Vice President, Neuberger Berman, 2000 to
                                                                              2006; formerly, Associate General Counsel,
                                                                              Neuberger Berman, 1999 to 2004; formerly,
                                                                              Associate General Counsel, NB Management,
                                                                              1994 to 1999; Anti-Money Laundering
                                                                              Compliance Officer, fifteen registered
                                                                              investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (seven since 2002, three
                                                                              since 2003, four since 2004 and one since
                                                                              2005) and one registered investment
                                                                              company for which Lehman Brothers Asset
                                                                              Management Inc. acts as investment adviser
                                                                              (since 2006).

Michael J. Bradler (36)                    Assistant Treasurer since 2005     Vice President, Neuberger Berman since 2006;
                                                                              Employee, NB Management since 1997;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005) and one registered
                                                                              investment company for which Lehman Brothers
                                                                              Asset Management Inc. acts as investment
                                                                              adviser (since 2006).

Name, Age, and Address (1)                    Position and Length of                   Principal Occupation(s) (3)
--------------------------                    -----------------------                  ---------------------------
                                                 Time Served (2)
                                                 ---------------
Claudia A. Brandon (49)                         Secretary since 2004          Vice President-Mutual Fund Board Relations,
                                                                              NB Management since 2000 and Assistant
                                                                              Secretary since 2004; Vice President,
                                                                              Neuberger Berman since 2002 and Employee
                                                                              since 1999; formerly, Vice President, NB
                                                                              Management, 1986 to 1999; Secretary, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, four since
                                                                              2002, three since 2003, four since 2004 and
                                                                              one since 2005) and one registered
                                                                              investment company for which Lehman Brothers
                                                                              Asset Management Inc. acts as investment
                                                                              adviser (since 2006).

Robert Conti (49)                            Vice President since 2004        Senior Vice President, Neuberger Berman
                                                                              since 2003; formerly, Vice President,
                                                                              Neuberger Berman, 1999 to 2003; Senior Vice
                                                                              President, NB Management since 2000;
                                                                              formerly, Controller, NB Management, 1994 to
                                                                              1996; formerly, Treasurer, NB Management,
                                                                              1996 to 1999; Vice President, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, four since
                                                                              2002, three since 2003, four since 2004 and
                                                                              one since 2005) and one registered
                                                                              investment company for which Lehman Brothers
                                                                              Asset Management Inc. acts as investment
                                                                              adviser (since 2006).

Brian J. Gaffney (52)                        Vice President since 2004        Managing Director, Neuberger Berman since
                                                                              1999; Senior Vice President, NB Management
                                                                              since 2000; formerly, Vice President, NB
                                                                              Management, 1997 to 1999; Vice President,
                                                                              fifteen registered investment companies for
                                                                              which NB Management acts as investment
                                                                              manager and administrator (three since 2000,
                                                                              four since 2002, three since 2003, four
                                                                              since 2004 and one since 2005) and one
                                                                              registered investment company for which
                                                                              Lehman Brothers Asset Management Inc. acts
                                                                              as investment adviser (since 2006).

Name, Age, and Address (1)                    Position and Length of                   Principal Occupation(s) (3)
--------------------------                    -----------------------                  ---------------------------
                                                 Time Served (2)
                                                 ---------------
Maxine L. Gerson (55)                   Chief Legal Officer since 2005        Senior Vice President, Neuberger Berman
                                        (only for purposes of sections 307    since 2002; Deputy General Counsel and
                                        and 406 of the Sarbanes-Oxley Act     Assistant Secretary, Neuberger Berman since
                                        of 2002)                              2001; formerly, Vice President, Neuberger
                                                                              Berman, 2001 to 2002; formerly, Associate
                                                                              General Counsel, Neuberger Berman, 2001;
                                                                              formerly, Counsel, Neuberger Berman, 2000;
                                                                              Secretary and General Counsel, NB
                                                                              Management since 2004.

Sheila R. James (40)                       Assistant Secretary since 2004     Employee, Neuberger Berman since 1999;
                                                                              formerly, Employee, NB Management, 1991 to
                                                                              1999; Assistant Secretary, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (seven since 2002, three since
                                                                              2003, four since 2004 and one since 2005)
                                                                              and one registered investment company for
                                                                              which Lehman Brothers Asset Management Inc.
                                                                              acts as investment adviser (since 2006).

Kevin Lyons (50)                           Assistant Secretary since 2004     Employee, Neuberger Berman since 1999;
                                                                              formerly, Employee, NB Management, 1993 to
                                                                              1999; Assistant Secretary, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (ten since 2003, four since
                                                                              2004 and one since 2005) and one registered
                                                                              investment company for which Lehman Brothers
                                                                              Asset Management Inc. acts as investment
                                                                              adviser (since 2006).

John M. McGovern (36)                    Treasurer and Principal Financial    Vice President, Neuberger Berman since 2004;
                                         and Accounting Officer since 2005;   Employee, NB Management since 1993;
                                         prior thereto, Assistant Treasurer   Treasurer and Principal Financial and
                                                     since 2004               Accounting Officer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005); formerly, Assistant
                                                                              Treasurer, fifteen registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator, 2002
                                                                              to 2005.

Name, Age, and Address (1)                    Position and Length of                   Principal Occupation(s) (3)
--------------------------                    -----------------------                  ---------------------------
                                                 Time Served (2)
                                                 ---------------
Frank Rosato (35)                          Assistant Treasurer since 2005     Vice President, Neuberger Berman since 2006;
                                                                              Employee, NB Management since 1995;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005) and one registered
                                                                              investment company for which Lehman Brothers
                                                                              Asset Management Inc. acts as investment
                                                                              adviser (since 2006).

Frederic B. Soule (60)                       Vice President since 2004        Senior Vice President, Neuberger Berman
                                                                              since 2003; formerly, Vice President,
                                                                              Neuberger Berman, 1999 to 2003; formerly,
                                                                              Vice President, NB Management, 1995 to 1999;
                                                                              Vice President, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (three since 2000, four since 2002, three
                                                                              since 2003, four since 2004 and one since
                                                                              2005) and one registered investment company
                                                                              for which Lehman Brothers Asset Management
                                                                              Inc. acts as investment adviser (since 2006).

Chamaine Williams (35)                  Chief Compliance Officer since 2005   Vice President, Lehman Brothers Inc. since
                                                                              2003; Chief Compliance Officer, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (fifteen since 2005) and one
                                                                              registered investment company for which
                                                                              Lehman Brothers Asset Management Inc. acts
                                                                              as investment adviser (since 2006); Chief
                                                                              Compliance Officer, Lehman Brothers Asset
                                                                              Management Inc. since 2003; Chief Compliance
                                                                              Officer, Lehman Brothers Alternative
                                                                              Investment Management LLC since 2003;
                                                                              formerly, Vice President, UBS Global Asset
                                                                              Management (US) Inc. (formerly, Mitchell
                                                                              Hutchins Asset Management, a wholly-owned
                                                                              subsidiary of PaineWebber Inc.), 1997-2003.


--------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Funds' policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2006, the Committee met seven times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman) and Edward I. O'Brien. All members are Independent Fund Trustees. During the the fiscal year ended March 31, 2006, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Lehman Brothers Asset Management and NB Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Barry Hirsch, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2006, the Committee did not meet.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended March 31, 2006, the Committee did not meet.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Institutional Liquidity Series, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended March 31, 2006, the Committee met three times.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are John Cannon, Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended March 31, 2006, the Committee met five times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended March 31, 2006, the Committee met three times.

     The Trust's Trust Instrument and Master Trust's Declaration of Trust provide that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for its trustees.


                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 03/31/06
                                                                            Total Compensation from Investment
                                              Aggregate Compensation         Companies in the Neuberger Berman
Name and Position with the Trust                  from the Trust                       Fund Complex*
---------------------------------                 --------------                       -------------
INDEPENDENT FUND TRUSTEES
John Cannon                                            $5,652                              $104,606
Trustee

Faith Colish                                           $5,332                               $97,742
Trustee

C. Anne Harvey                                         $5,332                               $97,742
Trustee

Barry Hirsch                                           $5,332                               $97,742
Trustee

Robert A. Kavesh                                       $5,332                               $97,742
Trustee

Howard A. Mileaf                                       $5,554                              $102,631
Trustee

William E. Rulon                                       $5,332                               $97,742
Trustee

Edward I. O'Brien                                      $5,332                               $97,742
Trustee

Cornelius T. Ryan                                      $5,920                              $109,493
Trustee

Tom D. Seip                                            $5,917                              $109,501
Trustee

Candace L. Straight                                    $5,332                               $97,742
Trustee

Peter P. Trapp                                         $5,652                                $104,606
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                         $0                                     $0
President and Trustee

Peter E. Sundman                                       $0                                     $0
Chairman of the Board, Chief
Executive Officer and Trustee

* On June 22, 2005, the Board voted to increase compensation for members not affiliated with NB Management.

     On June 30, 2006, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

Ownership of Securities
-----------------------

     Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2005.

-----------------------------------------------------------------
                               Institutional
                               Liquidity Fund   Prime Money Fund
-----------------------------------------------------------------
John Cannon                          A                 A
-----------------------------------------------------------------
Faith Colish                         A                 A
-----------------------------------------------------------------
C. Anne Harvey                       A                 A
-----------------------------------------------------------------
Barry Hirsch                         A                 A
-----------------------------------------------------------------
Robert A. Kavesh                     A                 A
-----------------------------------------------------------------
Howard A. Mileaf                     A                 A
-----------------------------------------------------------------
Edward I. O'Brien                    A                 A
-----------------------------------------------------------------
William E. Rulon                     A                 A
-----------------------------------------------------------------
Cornelius T. Ryan                    A                 A
-----------------------------------------------------------------
Tom D. Seip                          A                 A
-----------------------------------------------------------------
Candace L. Straight                  A                 A
-----------------------------------------------------------------
Peter P. Trapp                       A                 A
-----------------------------------------------------------------
Jack L. Rivkin                       A                 A
-----------------------------------------------------------------
Peter E. Sundman                     A                 A
-----------------------------------------------------------------

A = None B =  $1-$10,000  C = $10,000 -  $50,000 D =  $50,000-$100,000  E = over
$100,000

     The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family as of December 31, 2005.

-------------------------------------------------------------------------------
                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                        SECURITIES IN ALL REGISTERED INVESTMENT
                                        COMPANIES OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE                         FAMILY OF INVESTMENT COMPANIES*

-------------------------------------------------------------------------------

INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------
John Cannon                                         Over $100,000
------------------------------------------------------------------
Faith Colish                                        Over $100,000
------------------------------------------------------------------
C. Anne Harvey                                    $50,001-$100,000
------------------------------------------------------------------
Barry Hirsch                                       $10,001-$50,000
------------------------------------------------------------------
Robert A. Kavesh                                  $10,001-$50,000
------------------------------------------------------------------
Howard A. Mileaf                                    Over $100,000
------------------------------------------------------------------
Edward I. O'Brien                                   Over $100,000
------------------------------------------------------------------
William E. Rulon                                       $1-$10,000
------------------------------------------------------------------
Cornelius T. Ryan                                $50,001-$100,000
------------------------------------------------------------------
Tom D. Seip                                         Over $100,000
------------------------------------------------------------------
Candace L. Straight                                 Over $100,000
------------------------------------------------------------------
Peter P. Trapp                                   $50,001-$100,000
------------------------------------------------------------------

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------
Jack L. Rivkin                                    $10,001-$50,000
------------------------------------------------------------------
Peter E. Sundman                                    Over $100,000
------------------------------------------------------------------
* Valuation as of December 31, 2005.

Independent Fund Trustees Ownership of Securities
-------------------------------------------------

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

     Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the Portfolios' investment manager pursuant to a management agreement with Master Trust, on behalf of the Portfolios, dated as of December 23, 2004 ("Management Agreement"). The Management Agreement was approved by the
 Management Agreement provides in substance that NB Management will

     The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolios through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Funds; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Funds.

     Under the Management Agreement, NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management (all of whom are officers of Neuberger Berman), presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

     NB Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated December 23, 2004 ("Administration Agreement"). For such administrative services, each Fund pays NB M anagement a fee based on the Fund's average daily net assets, as described in the Prospectus.

     Under the Administration Agreement, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the
Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

     From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

     For investment management services, each Portfolio pays NB Management a fee at the annual rate of 0.10% of average daily net assets of each Portfolio. NB Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average net assets of each Portfolio. These undertakings are terminable by Management upon notice to each Portfolio.

     NB Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, each Fund pays NB Management at the annual rate of 0.05% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement and may compensate such third parties, including investment providers, broker-dealers, banks, third-party administrators and other institutions, that provide such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Funds; see "Distribution Arrangements" below.)

     Each Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal periods ended March 31:

                                            Management and Administration Fees
                                            ----------------------------------
                                                 Accrued for Fiscal Years
                                                 ------------------------
                                                      Ended March 31
                                                      --------------
                                               2006                  2005
                                               ----                  ----
INSTITUTIONAL LIQUIDITY                        $297,887              $41,012*
PRIME MONEY                                  $1,346,347             $186,100**


* For the period from December 30, 2004 (commencement of operations) to March 31, 2005.
** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.

     Each Fund indirectly received management fee waivers of the following amounts for the fiscal periods ended March 31:

                                               2006                  2005
                                               ----                  ----
INSTITUTIONAL LIQUIDITY                      $39,754                $5,469*
PRIME MONEY                                 $179,582               $24,784**

* For the period from December 30, 2004 (commencement of operations) to March 31, 2005.
** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.

Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses. With respect to any Fund, the appropriateness of any such undertaking is determined on a fund-by-fund basis.

     NB Management has contractually undertaken to reimburse each Fund so that the total operating expenses of each Fund (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.15% of average daily net assets of each Fund. This undertaking lasts until March 31, 2009. Each Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.15% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

     For the fiscal year ended March 31, 2006 and the fiscal period ended March 31, 2005, NB Management reimbursed the Funds the following amounts of expenses:

                                               2006                   2005
                                               ----                   ----
INSTITUTIONAL LIQUIDITY                      $193,993              $60,865*
PRIME MONEY                                  $462,072              $68,720**

* For the period from December 30, 2004 (commencement of operations) to March 31, 2005.
** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.

     The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

     The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

     NB Management retains Lehman Brothers Asset Management, 399 Park Avenue, New York, NY 10022, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated December 23, 2004 ("Sub-Advisory Agreement").

     Pursuant  to  the  Sub-Advisory  Agreement,  NB  Management  has  delegated responsibility for the Portfolios' day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Portfolios through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Fund by Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

     Most money managers that come to the Lehman Brothers organization have at least fifteen years experience. Lehman Brothers Asset Management and NB Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------

     As of December 31, 2005, the investment companies managed by NB Management had aggregate net assets of approximately $32.5 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                    Approximate
                                                                  Net Assets at
Name                                                           December 31, 2005
----                                                           -----------------
National Municipal Money Fund.....................................$200,000,010

Neuberger Berman Cash Reserves....................................$485,037,514

Neuberger Berman Government Money Fund............................$345,418,424

Neuberger Berman High Income Bond Fund............................$718,594,320

Lehman Brothers Core Bond Fund.....................................$74,844,999

Lehman Brothers Municipal Money Fund..............................$549,239,538

Lehman Brothers New York Municipal Money Fund.....................$100,000,010

Neuberger Berman Limited Maturity Bond Fund.......................$168,896,013

Neuberger Berman Municipal Securities Trust........................$33,794,361

Neuberger Berman Strategic Income Fund.............................$24,843,484

Tax-Free Money Fund...............................................$400,000,010

Neuberger Berman Century Fund......................................$10,654,095

Neuberger Berman Fasciano Fund....................................$551,036,534

Neuberger Berman Focus Fund.....................................$1,274,540,064

Neuberger Berman Genesis Fund..................................$11,401,947,862

Neuberger Berman Guardian Fund..................................$1,597,621,128

Neuberger Berman International Fund.............................$1,106,888,777

Neuberger Berman International Institutional Fund.................$174,192,576

Neuberger Berman Manhattan Fund...................................$359,824,631

                                                                    Approximate
                                                                  Net Assets at
Name                                                           December 31, 2005
----                                                           -----------------
Neuberger Berman Millennium Fund...................................$55,534,491

Neuberger Berman Partners Fund..................................$2,981,981,082

Neuberger Berman Real Estate Fund..................................$47,193,989

Neuberger Berman Regency Fund.....................................$157,074,388

Neuberger Berman Socially Responsive Fund.........................$539,777,741

Neuberger Berman Advisers Management Trust......................$2,477,302,428

Neuberger Berman Intermediate Municipal Fund Inc..................$485,828,721

Neuberger Berman California Intermediate Municipal Fund Inc.......$159,766,066

Neuberger Berman New York Intermediate Municipal Fund Inc.........$129,176,653

Neuberger Berman Real Estate Income Fund Inc......................$144,708,907

Neuberger Berman Realty Income Fund Inc...........................$820,794,596

Neuberger Berman Real Estate Securities Income Fund Inc...........$797,950,554

Neuberger Berman Income Opportunity Fund Inc......................$416,804,093

Neuberger Berman Dividend Advantage Fund Inc. ....................$179,585,351

Institutional Liquidity Portfolio...............................$2,126,828,567

Prime Portfolio.................................................$1,860,550,502


     The investment decisions concerning the Portfolios and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Portfolio and one or more of the Other Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Portfolios are subject to certain limitations imposed on all advisory clients of NB Management and Lehman Brothers Asset Management (including the Portfolios, the Other Funds, and other managed accounts) and personnel of NB Management and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

     The Funds, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
-----------------------------------------------------------------------------

     NB Management and Lehman Brothers Asset Management are wholly owned by Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman, LLC and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Joseph Amato, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.



                            DISTRIBUTION ARRANGEMENTS

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. The shares of each Fund are offered on a no-load basis.

     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

     For each Fund's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or Lehman Brothers Asset Management.

     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution and Service Agreement ("Distribution Agreement"). The Distribution Agreement continues until October 31, 2006. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and
(2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

     The Trust, on behalf of each Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") which, among other things, permits the Funds to pay NB Management fees for its services related to the sales and distribution of shares and provide ongoing services to holders of those shares. Under the Distribution Plan, the Funds pay NB

Management a certain annual percentage rate of its average daily net assets. No fees are currently contemplated for the Funds, however, upon Board approval, the Funds may pay up to a maximum of 0.15%. Payments with respect to a Fund are made only from assets attributable to that Fund. NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, third-party administrators and other institutions that support the sale and distribution of shares or provide services to the Funds and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. The amount of fees paid by each Fund during any year may be more or less than the cost of distribution and other services provided to that Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Distribution Plan complies with these rules.

     The Distribution Plan requires that NB Management provide the Fund Trustees, for their review, a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

     Prior to approving the Distribution Plan, the Fund Trustees considered various factors relating to the implementation of the Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. To the extent the Distribution Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Distribution Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

     The Distribution Plan continues for one year from the date of its execution. The Distribution Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually
(1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plan may not be amended to increase materially the amount of fees paid by any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Fund and by the Fund Trustees in the manner described above. A Distribution Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares of the Fund.

     From time to time, one or more of the Funds may be closed to new investors. Because the Distribution Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Fund and its corresponding Portfolio is calculated by subtracting total liabilities of that Fund from total assets attributable to the Fund (in the case of a Portfolio, the market value of the securities the
Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.

     Each Fund tries to maintain a stable NAV of $1.00 per share. Each Portfolio values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Institutional Liquidity Portfolio and the Prime Portfolio and each corresponding Fund calculates its NAV as of 5 p.m. Eastern time on each day the New York Stock Exchange ("NYSE") and the Federal Reserve Wire System ("Federal Reserve") are open ("Business Day"). The U.S. Treasury Portfolio and its corresponding Fund calculates its NAV as of 3 p.m. Eastern time on each Business Day.

     If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the Fund Trustees believe accurately reflects fair value.

     If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

                         ADDITIONAL EXCHANGE INFORMATION

     As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem a Fund's shares and invest the proceeds in shares of the other Lehman Brothers Funds described herein, provided that the minimum investment requirements of the other fund(s) are met. See the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege" for the minimum amount required for an exchange.

     The  Funds  described   herein  may  terminate  or  modify  their  exchange
privileges in the future.

     Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

     There can be no assurance that any Fund herein, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when the NYSE, bond market, or Federal Reserve closes early, (4) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, (5) when redemption requests are received after 3:30 p.m. Eastern time (may postpone redemption request until the next Business
Day) or (6) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (4) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

     The Institutional Liquidity Portfolio and the Prime Portfolio and each corresponding Fund prices its shares as of 5 p.m. Eastern time on each Business Day after the close of regular trading on the NYSE and the Federal Reserve, which is normally 4 p.m. Eastern time. The NYSE or Federal Reserve may occasionally close early, e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, these Funds will generally price their shares as of the earlier closing time.

Redemptions in Kind
-------------------

     Each Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund distributes to its shareholders substantially all of its share of the net investment income (after deducting expenses attributable to each Fund), and any net capital gains (both long-term and short-term) it earns or realizes (including, in each case, its proportionate share of its corresponding Portfolio's net investment income and gains). A Portfolio's net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses. Net investment income and net gains and losses are reflected in each Portfolio's NAV (and hence, each Fund's NAV) until they are distributed. The Institutional Liquidity Portfolio and the Prime Portfolio and each corresponding Fund normally calculates their net investment income and NAV per share as of 5 p.m. Eastern time on each Business Day. The U.S. Treasury Portfolio and its corresponding Fund normally calculates its net investment income and NAV per share as of 3 p.m. Eastern time on each Business Day.

     Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day the proceeds of the purchase order are converted to "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

     Each Fund's dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a Lehman Brothers Fund, designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

     A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver a Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

     To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, each Fund -- which is treated as a separate corporation for federal tax purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid), and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (taxable as ordinary income, except the part thereof that is "qualified dividend income," which is taxable for individual shareholders at the rate for net capital gain - a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Internal Revenue Service ("Service") that each series thereof, as an investor in its corresponding master portfolio, would be deemed to own a proportionate share of the portfolio's assets, and to earn a proportionate share of the portfolio's income, for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although the Funds may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Funds as well.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Excise Tax.

     See the next section for a discussion of the tax consequences to a Fund of distributions to it from a Portfolio, investments by the Portfolio in certain securities, and certain other transactions engaged in by the Portfolio.

Taxation of the Portfolios
--------------------------

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Service to the effect that, among other things, each master portfolio would be treated as a separate partnership for federal income tax purposes and would not be a "publicly traded partnership." Although the Portfolios may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolios as well. As a result, no

Portfoliois subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

     Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

     Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables the Portfolio holds, and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

     Interest a Portfolio receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Taxation of the Funds' Shareholders
-----------------------------------

     Each Fund is required to withhold 28% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.

     The income dividends each Fund pays to a non-resident alien individual or foreign corporation (i.e., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax ("withholding tax"). Pursuant to the American Jobs Creation Act of 2004, Fund distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund's (including its share of the Portfolio's) "qualified net interest income" and/or short-term capital gain, and
(3) with respect to a taxable year beginning after December 31, 2004, and before January 1, 2008, are exempt from withholding tax.

                        VALUATION OF PORTFOLIO SECURITIES

     Each Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolios' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger Berman and/or Lehman Brothers, Inc. ("Lehman Brothers") as its broker where, in the judgment of Lehman Brothers Asset Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Portfolios receive give-ups or reciprocal business in connection with its securities transactions.

     During the fiscal year ended March 31, 2006, Institutional Liquidity Portfolio acquired securities of the following of its "regular brokers or dealers": Merrill, Lynch, Pierce, Fenner, & Smith, Inc., Credit Suisse First Boston Corp., Morgan Stanley, J.P. Morgan Chase, Goldman Sachs & Co., Barclays Bank Plc., Banc of America Securities, Inc. At March 31, 2006, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Merrill, Lynch, Pierce, Fenner, & Smith, Inc., $120,538,109; Credit Suisse First Boston Corp., $65,587,282; Morgan Stanley, $60,252,392; J.P. Morgan Chase, $55,000,000; Goldman, Sachs & Co., $50,000,000; Barclays Bank Plc., $49,696,435; Banc of America Securities, Inc., $25,000,000.

     During the fiscal year ended March 31, 2006, Prime Portfolio acquired securities of the following of its "regular brokers or dealers": Merrill, Lynch, Pierce, Fenner, & Smith, Inc., Barclays Bank Plc., Credit Suisse First Boston Corp., Goldman Sachs & Co., Morgan Stanley, Citigroup Global Markets, Inc., Banc of America Securities, Inc. At March 31, 2006, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Merrill, Lynch, Pierce, Fenner, & Smith, Inc., $330,012,568; Barclays Bank Plc., $67,118,820,; Credit Suisse First Boston Corp., $51,487,061; Goldman,

Sachs & Co., $40,000,000; Morgan Stanley, $30,000,000; Citigroup Global Markets, Inc., $19,891,033; Banc of America Securities, Inc., $15,000,000.

     The Portfolios may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolio to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Portfolio will be made on terms at least as favorable to the Portfolio as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Portfolios. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     The use of Neuberger Berman and Lehman Brothers as brokers for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by a Portfolio to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Portfolio and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Portfolios participate in.

Portfolio Holdings Disclosure Policy
------------------------------------

     The Portfolios prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Portfolios, rating and ranking organizations, and affiliated persons of the Portfolios or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Portfolio's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Portfolios have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Portfolios with a specific business reason to know the portfolio holdings of a Portfolio (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Portfolios prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Portfolio by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Portfolios or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Portfolios or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     Neither the  Portfolios,  NB  Management  nor any  affiliate  of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Portfolios' Chief Compliance Officer, the Board of Directors reviews the Portfolios' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to Codes of Ethics adopted by the Portfolios, NB Management and Lehman Brothers Asset Management ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Portfolios except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Portfolios' shareholders. The Codes also prohibit any person associated with the Portfolios, NB Management or Lehman Brothers Asset Management, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Portfolios from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

     The Portfolios currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Portfolio has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Porfolio employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Portfolio's activities and supplies each Portfolio with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Portfolio which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Portfolio, except with such Portfolio's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     SECURITIES LENDING AGENT. One or more of the Portfolios may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Portfolio's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to a Portfolio's operations that is designated by that Portfolio as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Portfolio participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Portfolio also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE PORTFOLIOS. The Portfolios may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Portfolios who require access to this information to fulfill their duties to the Portfolios. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     RATING, RANKING AND RESEARCH AGENCIES. Each Portfolio sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for each Portfolio. Each Portfolio provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Portfolio also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Portfolio's top 10 holdings. No compensation is received by any Portfolio, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. NB

Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Portfolio's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each Portfolio.

Expense Offset Arrangement
--------------------------

     Each Portfolio also has an expense offset arrangement in connection with its custodian contract. For the fiscal year ended March 31, 2006, the impact of this arrangement was a reduction of expenses as follows for each Fund:

       -----------------------------------------------------------------
        FUNDS                                    AMOUNT OF REDUCTION OF
                                                        EXPENSES
       -----------------------------------------------------------------
        Institutional Liquidity                         $1,594
       -----------------------------------------------------------------
        Prime Money                                    $19,316
       -----------------------------------------------------------------

Proxy Voting
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities held in the Portfolios. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of ISS. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Funds. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

     Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has three separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

The Portfolios
--------------

     Each Portfolio is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has three separate portfolios (including the Portfolios). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." Each Portfolio, which has the same investment objective, policies, and limitations as the Fund that invests in it, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

     Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio.

     Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any Fund that invests in a Portfolio is available from NB Management by calling 800-877-9700.

     The Fund Trustees believe that investment in a Portfolio by other potential investors in addition to the Funds may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in a Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the Fund Trustees determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the Fund Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If a Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Portfolio, the Fund Trustees would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

     INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of Portfolio investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

     CERTAIN PROVISIONS. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of the Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Master Trust or Portfolio and provides for indemnification out of Master Trust or Portfolio property of any shareholder nevertheless held personally liable for Master Trust or Portfolio obligations, respectively, merely on the basis of being a shareholder.

                          CUSTODIAN AND TRANSFER AGENT

     Each Fund and Portfolio has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Lehman Brothers Institutional Liquidity Series, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Lehman  Brothers   INSTITUTIONAL   LIQUIDITY  Fund  and  its  corresponding
portfolio,  Institutional  Liquidity Portfolio,  has selected Ernst & Young LLP,

200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm that will audit its financial statements. Lehman Brothers PRIME MONEY Fund and Lehman Brothers U.S. TREASURY Fund and their corresponding portfolios, Prime Portfolio and U.S. Treasury Portfolio, respectively, have selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the Independent Registered Public Accounting Firm that will audit their financial statements.

                                  LEGAL COUNSEL

     The Trusts have selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, NW, Washington, DC 20006-1600, as their legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of June 30, 2006, the following are all of the beneficial and record owners of more than five percent of Lehman Brothers INSTITUTIONAL LIQUIDITY Fund and Lehman Brothers PRIME MONEY Fund. Lehman Brothers U.S. TREASURY Fund has not yet commenced operations as of the date of this SAI. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND                       NAME & ADDRESS                         PERCENT OWNED
INSTITUTIONAL
LIQUIDITY FUND             LEHMAN BROTHERS INC                       44.54%
                           CLIENT SEGREGATED
                           ATTN JOHN CHARBONNEL
                           7TH FLOOR
                           70 HUDSON STREET
                           JERSEY CITY NJ  07302-6599

                           LEHMAN BROTHERS INC - CLIENT              16.76%
                           SEGREGATED FOR FOREIGN INVESTMENT
                           ATTN JOHN CHARBONNEL
                           7TH FLOOR
                           70 HUDSON STREET
                           JERSEY CITY NJ  07302-4585

                           LEHMAN BROTHERS INC-UK                    15.43%
                           CLIENT SEGREGATED
                           ATTN JOHN CHARBONNEL
                           7TH FLOOR
                           70 HUDSON ST
                           JERSEY CITY NJ  07302-4585

                           JOHN J BYRNE                               8.76%
                           C/O SNYDER CAHOON & CO
                           80 SOUTH MAIN STREET
                           SUITE 202
                           HANOVER NH  03755-2053

                           ARCH CREEK VENTURE LLP                     6.38%
                           JAMES WILVERT
                           6600 W BROAD ST STE 100
                           RICHMOND VA  23230-1709

                           GUMENICK FMLY INV NO 3 LTD                 5.85%
                           6600 W BROAD ST STE 100
                           RICHMOND VA  23230-1709


PRIME MONEY FUND
                           FRONTIER DRILLING ASA                     13.68%
                           1000 LOUISIANA STE 1210
                           HOUSTON TX  77002-5005

                           CONTINENTAL STOCK TRANSFER                 7.57%
                           A/T/F ORACLE HEALTHCARE
                           17 BATTERY PL FL 8
                           NEW YORK NY  10004-1123

                           LEHMAN BROTHERS                            5.71%
                           FINANCIAL PRODUCTS INC
                           ATTN STEVEN ENGEL
                           4TH FLOOR
                           745 SEVENTH AVENUE
                           NEW YORK NY  10019-6801


                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended March 31, 2006:

               The audited financial statements of Lehman Brothers INSTITUTIONAL LIQUIDITY Fund and Institutional Liquidity Portfolio, notes thereto, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

               The audited financial statements of Lehman Brothers PRIME MONEY Fund and Prime Portfolio, notes thereto, and the reports of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S CORPORATE BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

     FITCH CORPORATE BOND RATINGS:
     -----------------------------

     THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

     AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

     BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      DBRS CORPORATE BOND RATINGS:
      ----------------------------

     THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

     AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

     AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

     A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

     BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

     BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

     B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

     CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

     D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

     HIGH OR LOW - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-        Leading market positions in well-established industries.

-        High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

      FITCH COMMERCIAL PAPER RATINGS:
      -------------------------------

     THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

     F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


          DBRS COMMERCIAL PAPER RATINGS:
          ------------------------------

     THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

     R-1 (HIGH) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

     R-1 (MIDDLE) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.